UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John W. Rosebrough
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ John W. Rosebrough         Indianapolis, IN           October 30, 2008
     ----------------------         ----------------          -----------------
          [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          191

Form 13F Information Table Value Total:  $   162,512
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Unilever PLC ADR NEW           ADR             904767704        5       200  SH          YES                     X
Elan Corp. PLC ADR             ADR             284131208        1        60  SH          YES                     X
Teva Pharmaceutical ADR        ADR             881624209    1,244    27,160  SH          YES                     X
Nokia Corp. ADR                ADR             654902204       16       860  SH          YES                     X
BP PLC ADR                     ADR             055622104      192     3,822  SH          YES                     X
Royal Dutch Shell plc
   Class A ADR                 ADR             780259206       59     1,000  SH          YES                     X
Anglogold Ashanti Ltd new
   ADR                         ADR             035128206        9       400  SH          YES                     X
Korea Electric Power Corp.
   ADR                         ADR             500631106       33     2,700  SH          YES                     X
Standard & Poor's
   Depositary Receipts         ETF             78462F103      428     3,688  SH          YES                     X
IShares MSCI EAFE Index        ETF             464287465    4,700    83,473  SH          YES                     X
IShares MSCI Emerging
   Markets Index Fund          ETF             464287234      281     8,227  SH          YES                     X
IShares Russell 2000 Index
   Fund                        ETF             464287655    1,055    15,510  SH          YES                     X
SPDR Gold Trust                ETF             78463v107    5,371    63,137  SH          YES                     X
Anheuser Busch Cos., Inc.      COMMON          035229103       32       500  SH          YES                     X
Avon Products, Inc.            COMMON          054303102    3,954    95,110  SH          YES                     X
CVS/Caremark Corp.             COMMON          126650100    4,196   124,662  SH          YES                     X
Colgate Palmolive Co.          COMMON          194162103    5,683    75,422  SH          YES                     X
Estee Lauder Companies
   Inc. Class A                COMMON          518439104        4        76  SH          YES                     X
General Mills                  COMMON          370334104      103     1,500  SH          YES                     X
Hain Celestial Group Inc.      COMMON          405217100    2,096    76,128  SH          YES                     X
Kellogg Co                     COMMON          487836108      123     2,200  SH          YES                     X
Kimberly-Clark Corp.           COMMON          494368103    5,368    82,789  SH          YES                     X
McCormick & Co.                COMMON          579780206       77     2,000  SH          YES                     X
Pepsico, Inc.                  COMMON          713448108    6,050    84,891  SH          YES                     X
Procter & Gamble Co.           COMMON          742718109      236     3,388  SH          YES                     X
Sysco Corporation              COMMON          871829107    1,968    63,825  SH          YES                     X
Wal-Mart Stores Inc.           COMMON          931142103      167     2,791  SH          YES                     X
Walgreen Company               COMMON          931422109      192     6,195  SH          YES                     X
Abbott Laboratories            COMMON          002824100       44       760  SH          YES                     X
Amgen Inc.                     COMMON          031162100    2,633    44,430  SH          YES                     X
Bard C R Inc.                  COMMON          067383109      114     1,200  SH          YES                     X
Baxter International Inc.      COMMON          071813109    2,375    36,182  SH          YES                     X
Biogen Idec Inc.               COMMON          09062X103        1        27  SH          YES                     X
Bristol-Myers Squibb Co.       COMMON          110122108    3,315   159,011  SH          YES                     X
Covidien Ltd.                  COMMON          G2552X108      441     8,202  SH          YES                     X
Eli Lilly & Co.                COMMON          532457108      500    11,346  SH          YES                     X
Express Scripts Inc.           COMMON          302182100        9       125  SH          YES                     X
Hologic                        COMMON          436440101        2       110  SH          YES                     X
Johnson & Johnson              COMMON          478160104    4,368    63,050  SH          YES                     X
Medco Health Solutions,
   Inc.                        COMMON          58405U102       66     1,474  SH          YES                     X
Medtronic Inc.                 COMMON          585055106    4,063    81,096  SH          YES                     X
Merck & Company Inc.           COMMON          589331107      122     3,867  SH          YES                     X
Pfizer, Inc.                   COMMON          717081103    1,281    69,454  SH          YES                     X
Quest Diagnostics Inc.         COMMON          74834L100        9       175  SH          YES                     X
St. Jude Medical Inc.          COMMON          790849103      111     2,555  SH          YES                     X
Varian Medical Systems         COMMON          92220P105       57     1,000  SH          YES                     X
Wyeth (formerly American
   Home Products)              COMMON          983024100       48     1,294  SH          YES                     X
Zimmer Holdings, Inc.          COMMON          98956P102        5        75  SH          YES                     X
Black & Decker Corp.           COMMON          091797100    2,521    41,494  SH          YES                     X
Comcast Corp. New Class A      COMMON          20030n101      201    10,233  SH          YES                     X
Comcast Corp. Special
   Class A                     COMMON          20030n200        2       112  SH          YES                     X
Disney (Walt)                  COMMON          254687106    4,616   150,405  SH          YES                     X
Gap Inc.(The)                  COMMON          364760108        6       335  SH          YES                     X
Hanesbrands, Inc.              COMMON          410345102      181     8,343  SH          YES                     X
Harley Davidson Inc.           COMMON          412822108        2        60  SH          YES                     X
Home Depot Inc.                COMMON          437076102      228     8,825  SH          YES                     X
Lowe's Companies Inc.          COMMON          548661107        3       110  SH          YES                     X
McGraw-Hill Cos., Inc.         COMMON          580645109    3,609   114,178  SH          YES                     X
NIKE, Inc. 'B'                 COMMON          654106103      107     1,600  SH          YES                     X
Nordstrom Inc.                 COMMON          655664100       75     2,600  SH          YES                     X
Penney J C Inc.                COMMON          708160106       68     2,050  SH          YES                     X
Sherwin Williams Co.           COMMON          824348106       67     1,180  SH          YES                     X
TJX Companies                  COMMON          872540109       14       447  SH          YES                     X
Target Corp.                   COMMON          87612E106    4,421    90,126  SH          YES                     X
Time Warner, Inc.(formerly
   AOL Time Warner             COMMON          887317105      157    11,960  SH          YES                     X
WABCO Holdings, Inc.           COMMON          92927K102        1        21  SH          YES                     X
3M Company                     COMMON          88579Y101    1,967    28,795  SH          YES                     X
Boeing Co.                     COMMON          097023105      608    10,606  SH          YES                     X
Burlington Northern Santa
   Fe Corp.                    COMMON          12189T104       55       600  SH          YES                     X
Canadian National Railways     COMMON          136375102       10       200  SH          YES                     X
Caterpillar Inc.               COMMON          149123101       86     1,440  SH          YES                     X
Crane Corp.                    COMMON          224399105       36     1,200  SH          YES                     X
Cummins Inc.                   COMMON          231021106      122     2,800  SH          YES                     X
Danaher Corp.                  COMMON          235851102       10       140  SH          YES                     X
Foster Wheeler New Ord F
   Ltd                         COMMON           20755504        2        65  SH          YES                     X
General Dynamics Corp.         COMMON          369550108       37       500  SH          YES                     X
General Electric Co.           COMMON          369604103    2,737   107,338  SH          YES                     X
Honeywell International,
   Inc.                        COMMON          438516106    1,925    46,340  SH          YES                     X
Idex Corp.                     COMMON          45167R104       56     1,800  SH          YES                     X
Illinois Tool Works, Inc.      COMMON          452308109        9       200  SH          YES                     X
Joy Global Inc.                COMMON          481165108        6       140  SH          YES                     X
Kansas City Southern           COMMON          485170302    2,371    53,450  SH          YES                     X
Manpower Inc.                  COMMON          56418H100        5       105  SH          YES                     X
Norfolk Southern Corp.         COMMON          655844108       15       225  SH          YES                     X
Raytheon Company               COMMON          755111507       12       225  SH          YES                     X
Sauer-Danfoss Inc.             COMMON          804137107      123     5,000  SH          YES                     X
Terex Corp.                    COMMON          880779103        3        95  SH          YES                     X
Tyco International, Ltd.       COMMON          G9143X208      294     8,405  SH          YES                     X
United Technologies Corp.      COMMON          913017109    3,807    63,392  SH          YES                     X
Accenture Ltd. Class A         COMMON          G1150G111    2,544    66,960  SH          YES                     X
Agilent Technologies Inc.      COMMON          00846U101        1        23  SH          YES                     X
Apple Inc.                     COMMON          037833100       19       164  SH          YES                     X
Applied Materials Inc.         COMMON          038222105        4       295  SH          YES                     X
Automatic Data Processing
   Inc.                        COMMON          053015103       56     1,300  SH          YES                     X
Cisco Systems Inc.             COMMON          17275R102    3,117   138,185  SH          YES                     X
Cognizant Tech Solutions       COMMON          192446102        4       195  SH          YES                     X
Corning Inc.                   COMMON          219350105        7       419  SH          YES                     X
E M C Corp.-Mass               COMMON          268648102        5       420  SH          YES                     X
EBay, Inc.                     COMMON          278642103        5       205  SH          YES                     X
Electronic Arts                COMMON          285512109        5       122  SH          YES                     X
Fiserv Inc.                    COMMON          337738108        8       170  SH          YES                     X
Hewlett-Packard Co.            COMMON          428236103       31       660  SH          YES                     X
Intel Corp.                    COMMON          458140100    1,784    95,228  SH          YES                     X
International Business
   Machines Corp.              COMMON          459200101    4,145    35,442  SH          YES                     X
Linear Technology Corp.        COMMON          535678106        9       300  SH          YES                     X
Microsoft Corp.                COMMON          594918104    4,583   171,729  SH          YES                     X
Motorola Inc.                  COMMON          620076109        7       985  SH          YES                     X
Oracle Corp.                   COMMON          68389X105    2,512   123,697  SH          YES                     X
Paychex, Inc.                  COMMON          704326107    3,009    91,096  SH          YES                     X
Qualcomm Inc.                  COMMON          747525103      158     3,680  SH          YES                     X
Texas Instruments Inc.         COMMON          882508104       35     1,621  SH          YES                     X
Thermo Fisher Scientific
   Inc.                        COMMON          883556102        6       115  SH          YES                     X
Western Union                  COMMON          959802109       60     2,418  SH          YES                     X
Buckeye Partners L.P.          COMMON          118230101      148     4,000  SH          YES                     X
Calumet Specialty Product
   Partners                    COMMON          131476103       51     4,100  SH          YES                     X
Canadian Natural Resources
   Ltd.                        COMMON          136385101      260     3,800  SH          YES                     X
Chevron Corp.(formerly
   ChevronTexaco Corp)         COMMON          166764100      138     1,668  SH          YES                     X
ConocoPhillips                 COMMON          20825C104    1,507    20,570  SH          YES                     X
Devon Energy Corp. new         COMMON          25179M103        7        75  SH          YES                     X
Duncan Energy Partners L.P.    COMMON          265026104       51     3,200  SH          YES                     X
EnCana Corp.                   COMMON          292505104    3,877    58,985  SH          YES                     X
Enbridge Energy Partners
   L.P.                        COMMON          29250R106      179     4,500  SH          YES                     X
Enterprise Products
   Partners L.P.               COMMON          293792107      260    10,077  SH          YES                     X
Exxon Mobil Corp.              COMMON          30231G102    6,555    84,410  SH          YES                     X
Ferrell Gas Partners L.P.      COMMON          315293100      101     5,500  SH          YES                     X
Groupe Bruxelles Lambert       COMMON          000379714       76       900  SH          YES                     X
Halliburton Co. Holding Co.    COMMON          406216101        9       290  SH          YES                     X
Holly Energy Partners L.P.     COMMON          435763107       54     1,800  SH          YES                     X
Kinder Morgan Energy
   Partners L.P.               COMMON          494550106      645    12,400  SH          YES                     X
Magellan Midstream
   Partners L.P.               COMMON          559080106      156     4,800  SH          YES                     X
Marathon Oil Corp.
   (formerly USX-Marathon)     COMMON          565849106      138     3,450  SH          YES                     X
Nabors Industries Ltd.         COMMON          G6359F103    2,849   114,308  SH          YES                     X
National Oilwell Varco,
   Inc.                        COMMON          637071101    3,081    61,333  SH          YES                     X
Nustar Energy L.P.             COMMON          67058H102      409     9,627  SH          YES                     X
Occidental Petroleum Corp.     COMMON          674599105      123     1,750  SH          YES                     X
Oneok Partners, L.P.           COMMON          68268N103      203     4,000  SH          YES                     X
Plains All American
   Pipeline L.P.               COMMON          726503105      158     4,000  SH          YES                     X
Schlumberger Ltd.              COMMON          806857108      117     1,500  SH          YES                     X
Suburban Propane Partners,
   L.P.                        COMMON          864482104      369    11,000  SH          YES                     X
TC Pipelines, L.P.             COMMON          87233Q108      254     8,200  SH          YES                     X
Teppco Partners, L.P.          COMMON          872384102      248     9,500  SH          YES                     X
Transocean Inc.                COMMON          G90078109      383     3,487  SH          YES                     X
Valero Energy Corp. new        COMMON          91913Y100        3       110  SH          YES                     X
Alcoa Inc.                     COMMON          013817101       18       800  SH          YES                     X
Anglo American plc             COMMON          03485P201       37     2,184  SH          YES                     X
Dow Chemical                   COMMON          260543103       44     1,400  SH          YES                     X
Freeport-McMoran Cooper &
   Gold Inc. CL B              COMMON          35671D857        3        55  SH          YES                     X
Martin Marietta Materials
   Inc.                        COMMON          573284106       78       700  SH          YES                     X
MeadWestvaco Corp.             COMMON          583334107      338    14,494  SH          YES                     X
Praxair Inc.                   COMMON          74005P104    3,168    44,163  SH          YES                     X
Rayonier Inc.                  COMMON          754907103       50     1,050  SH          YES                     X
Sigma-Aldrich Corp.            COMMON          826552101       42       800  SH          YES                     X
Weyerhaeuser Co.               COMMON          962166104       10       168  SH          YES                     X
A F L A C Inc.                 COMMON          001055102    4,676    79,599  SH          YES                     X
Allstate Corp                  COMMON          020002101       19       418  SH          YES                     X
American Express Co.           COMMON          025816109       35       994  SH          YES                     X
Ameriprise Financial Inc.      COMMON          03076C106        5       124  SH          YES                     X
Anchor Bancorp Wisconsin
   Inc.                        COMMON          032839102       17     2,355  SH          YES                     X
Bank of America Corp.          COMMON          060505104       57     1,629  SH          YES                     X
Bank of New York Co., Inc.     COMMON          064058100        8       241  SH          YES                     X
Berkshire Hathaway Inc.
   Class B                     COMMON          084670207        9         2  SH          YES                     X
CBL & Associates
   Properties Inc.             COMMON          124830100       20     1,000  SH          YES                     X
Citigroup Inc.                 COMMON          172967101    1,166    56,845  SH          YES                     X
Developers Diversified
   Realty Corp.                COMMON          251591103       16       500  SH          YES                     X
Entertainment Properties
   Trust SBI                   COMMON          29380T105      192     3,500  SH          YES                     X
Genworth Financial Inc.
   Class A                     COMMON          37247D106        2       275  SH          YES                     X
Goldman Sachs Group Inc.       COMMON          38141G104       99       775  SH          YES                     X
Hartford Financial
   Services Group              COMMON          416515104    2,231    54,440  SH          YES                     X
J.P. Morgan Chase & Co.        COMMON          46625H100      141     3,023  SH          YES                     X
Legg Mason Inc.                COMMON          524901105        2        60  SH          YES                     X
Lincoln National Corp.-Ind     COMMON          534187109        3        70  SH          YES                     X
Metlife, Inc.                  COMMON          59156R108    2,802    50,040  SH          YES                     X
Midwest Banc Holdings          COMMON          598251106       10     2,550  SH          YES                     X
Plum Creek Timber Co. Inc.     COMMON          729251108      194     3,900  SH          YES                     X
State Street Corp.             COMMON          857477103       47       820  SH          YES                     X
TD Ameritrade Holding Corp.    COMMON          87236Y108        6       353  SH          YES                     X
TMX Group Inc.                 COMMON           87261x10       44     1,625  SH          YES                     X
Travelers Cos Inc.(St.
   Paul Travelers Cos)         COMMON          89417E109        6       135  SH          YES                     X
Wells Fargo & Co.              COMMON          949746101    1,747    46,561  SH          YES                     X
Allegheny Energy Inc.          COMMON          017361106       92     2,500  SH          YES                     X
Edison International           COMMON          281020107       36       900  SH          YES                     X
Questar Corp.                  COMMON          748356102    2,487    60,765  SH          YES                     X
Sierra Pacific Resources
   new                         COMMON          826428104       29     3,000  SH          YES                     X
Vectren Corporation            COMMON          92240G101       28     1,000  SH          YES                     X
AT&T Inc.                      COMMON          00206R102    4,179   149,674  SH          YES                     X
Alvarion Ltd.                  COMMON           11568548        1       100  SH          YES                     X
FairPoint Communications
   Inc.                        COMMON          305560104        0         2  SH          YES                     X
Corn Prod Intl                 COMMON          219023108        3       100  SH          YES                     X
CTI Group Hldg                 COMMON          126431105        6    31,570  SH          YES                     X
Cybex Intl                     COMMON          23252E106        0       100  SH          YES                     X
Gateway Industries             COMMON          367631108        0        15  SH          YES                     X